Fair value measurement	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value measurement

14.Fair value measurement

The following table presents the carrying amounts and estimated fair values of the Group’s financial instruments at December 31, 2015 and 2014. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	December 31, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$82,124	$82,124	$156,540	$156,540
Restricted cash and bank deposits with maturity over three months	83,191	83,191	9,349	9,349
Accounts and notes receivable	90,786	90,786	33,755	33,755
Short-term investments	—	—	27,354	27,354
Other receivable	3,139	3,139	—	—
Finance lease receivable	30,322	30,322	—	—
Investment in an affiliate	13,950	15,149	—	—
Derivative asset	2,328	2,328	—	—

Total assets	305,840	307,039	226,998	226,998

Financial liabilities:
Borrowings	164,851	164,851	48,286	48,286
Accounts and notes payable	137,232	137,232	137,635	137,635
Other liabilities	73,436	73,436	60,905	60,905
Convertible bonds	54,062	54,315	32,575	39,423
Financing and capital lease obligations	8,796	8,796	10,092	10,092

Total liabilities	$438,377	$438,630	$289,493	$296,341

There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2015 and December 31, 2014. The following method and assumptions were used to estimate the fair value as at December 31, 2015 and December 31, 2014:

Cash and cash equivalents, restricted cash, accounts receivable and payable, short term investments, bank deposits with maturity over three months, finance lease receivables, current, short term borrowings, accrued liabilities, advance from customers and other current liabilities — costs approximates fair value because of the short maturity period.

Notes receivable, current, and notes receivable, noncurrent — The fair value of Notes receivable, current were based on anticipated cash flows, which approximates carrying value, and were classified in Level 2 of the fair value hierarchy. The fair value of Notes receivable, noncurrent were classified in Level 3 of the fair value hierarchy. The Group used multiple techniques, including an income approach applying discounted cash flows approach, to measure the fair value using Level 3 inputs; the results of each technique have been reasonably weighted based upon management’s judgment applying qualitative considerations to determine the fair value at the measurement date. The fair value of notes receivable is determined to approximate its carrying value.

Convertible bonds. The estimated fair value was $54,315 and $39,423 as of December 31, 2015 and December 31, 2014. The fair value of convertible bonds was classified in Level 2 of the fair value hierarchy. The Group determines the fair value using binomial model with significant input on prices and votes observable in the market.

Investment in an affiliate. Investment in an affiliate consists of Purchased Common Stock and Convertible Preferred Stock of ENS with carrying amount of $1,841 and $12,109 respectively. The fair value of Purchased Common Stock was classified in Level 1 of the fair value hierarchy and its fair value was determined as $3,040 based on the closing market price of common stock of ENS as at December 31, 2015. The estimated fair value of Convertible Preferred Stock was $12,109 as of December 31, 2015. The fair value of Convertible Preferred Stock of ENS was classified in Level 3 of the fair value hierarchy in which management has used at least one significant unobservable input in the valuation model. The fair value of the Convertible Preferred Stock of ENS is determined by the fair value of the total common stock with a discount for Lack of Marketability Discount (“LOMD”). The LOMD as of the Valuation Date is derived by reference to put option based on Black-Scholes Option Pricing Model, with significant inputs on the volatility and expected terms of each tranche of the Preferred Stock unobservable in the market. The volatility is determined by the average standard derivation of the comparable companies applicable over a period with length commensurate to the expected term of the Convertible Preferred Stock, and the expected term of each tranche of the Convertible Preferred Stock is based on management’s estimation of the conversion schedule. Significant variance of the above-mentioned inputs would result in a significantly lower or higher fair value measurement.

Finance lease receivables, noncurrent, and other noncurrent liabilities. The Group used discounted cash flow approach to determine the fair value, which was classified in Level 3 of the fair value hierarchy. The fair value of finance lease receivables, noncurrent, and other noncurrent liabilities is determined to approximate its carrying value.

The derivative asset relating to the call option as discussed in Note 3- Business Acquisitions was classified in Level 3 of the fair value hierarchy in which management has used at least one significant unobservable input in the valuation model. The fair value of the derivative asset was $420 and nil at the grant date of May 28, 2015 and December 31, 2015 respectively, which were recorded as other financial assets in the Consolidated Balance Sheet as of December 31, 2015. The Group determines the fair value using binomial model with significant input on the fair value of the remaining 20% equity interest of Solar Juice and volatility unobservable in the market. The volatility is determined by the average standard derivation of the comparable companies applicable over a time period corresponding to the remaining life of the call option. Significant increases or decreases in this unobservable input would result in a significantly lower or higher fair value measurement.

The derivative asset relating to the Warrant to acquire ENS’s common stock as discussed in Note 13- Investment in an affiliate was classified in Level 3 of the fair value hierarchy in which management has used at least one significant unobservable input in the valuation model. The fair value of the derivative asset was $2,328 on December 31, 2015, which were recorded as Derivative asset in the Consolidated Balance Sheet as of December 31, 2015. Loss arising from change in fair value of $14,619 was recorded as Other income (expense)-Change in market value of derivative asset/liability in the consolidated statement of operations for the year ended December 31, 2015. The Group determines the fair value of the Warrant using binomial model with significant inputs on the vesting schedule and volatility unobservable in the market. The vesting schedule of the Warrant is estimated by the Management based on expected timetable to fulfill the vesting condition. The volatility is determined by the average standard derivation of the comparable companies applicable over a period with length commensurate to the time to maturity of the Warrant as of the Valuation Date. Significant variance of the above-mentioned inputs would result in a significantly lower or higher fair value measurement.

The following table represents a reconciliation from opening balance to the closing balance for recurring fair value measurements categorized within Level 3 of the fair value hierarchy during the year ended December 31, 2015 and 2014:

	Derivative asset	Derivative asset
	relating to the call	relating to the	Derivative
	option	Warrant	liability
December 31, 2013	—	—	—
Purchase and issuances	—	—	(983)
Change in fair value	—	—	972

December 31, 2014	—	—	(11)

Purchase and issuances	420	16,947	—
Change in fair value	(420)	(14,619)	11

December 31, 2015	—	2,328	—

There is no recurring fair value measurement categorized within level 3 of the fair value hierarchy as at January 1, 2013 and for the year ended December 31, 2013.

The Group did not have any derivatives valued using Level 1 and Level 2 inputs as of December 31, 2015 and December 31, 2014. If a fair-value measurement reflects inputs at multiple levels within the fair value hierarchy, the fair-value measurement is characterized based upon the lowest level input. Recurring fair-value measurements are performed for the derivative assets. The Group does not have any derivative asset that reduce risk associated with hedging exposure and has not designated the derivative asset as a hedge instrument.

There have been no transfers between Level 1, Level 2, or Level 3 categories.